SCHEDULE OF CHANGE IN PRIOR YEAR CONSOLIDATED BALANCE SHEETS (Details)	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($) shares	Jul. 06, 2023 USD ($)	Jun. 05, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Nov. 30, 2022 USD ($) shares	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)
Current assets:
Cash	$ 821,353	$ 878,803	$ 585,654				$ 1,172,581	$ 183,311	$ 243,567
Other current assets			117,500				9,043
Total Current Assets	1,976,584	957,456	703,154				1,194,624
Cash and marketable securities held in Trust Account		21,000,000	21,252,639				88,102,610
TOTAL ASSETS	3,068,280	1,983,518	21,955,793				89,297,234
Current liabilities:
Accounts payable and accrued expenses	525,552	137,199	632,270			$ 60,771	376,541
Extension Loan – Related Party			205,305	$ 69,158	$ 68,928
Total Current Liabilities	5,421,944	2,770,587	837,575				376,541
Deferred underwriting compensation			3,018,750				3,018,750
Total Liabilities		2,952,967	3,856,325				3,395,291
Commitments and contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023			20,457,011				87,934,212
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, value	$ 1,623	$ 10
Common stock shares issued | shares	16,223,301	10,000				10,000
Accumulated deficit	$ (4,490,164)	$ (781,085)	(2,357,806)			$ 873,306	(2,032,532)
Total HWH International Inc. Stockholders’ (deficit) equity	(3,611,760)	(978,115)	(2,357,543)				(2,032,269)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	3,068,280	$ 1,983,518	21,955,793				89,297,234
Common Class A [Member]
Stockholders’ deficit:
Common stock, value			$ 47				$ 47
Common stock shares issued | shares	0	473,750	473,750				473,750
Common Class B [Member]
Stockholders’ deficit:
Common stock, value			$ 216				$ 216
Common stock shares issued | shares	0	2,156,250	2,156,250				2,156,250
Alset, HWH and HWH Merger Sub Inc. [Member]
Current assets:
Cash		$ 280,398
Other current assets		100,000
Total Current Assets		380,398
Cash and marketable securities held in Trust Account		21,346,768
TOTAL ASSETS		21,727,166
Current liabilities:
Accounts payable and accrued expenses		30,156
Extension Loan – Related Party		205,305
Total Current Liabilities		235,461
Deferred underwriting compensation		3,018,750
Total Liabilities		3,254,211
Commitments and contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023		20,457,011
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit		(1,984,319)
Total HWH International Inc. Stockholders’ (deficit) equity		(1,984,056)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		21,727,166
Alset, HWH and HWH Merger Sub Inc. [Member] | Common Class A [Member]
Stockholders’ deficit:
Common stock, value		$ 47
Common stock shares issued | shares		473,750
Alset, HWH and HWH Merger Sub Inc. [Member] | Common Class B [Member]
Stockholders’ deficit:
Common stock, value		$ 216
Common stock shares issued | shares		2,156,250